Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Contract Acquisition Costs
Components of Intangible Assets

Significant components of contract acquisition costs as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Conversion costs, net	$159,339	112,177
Payments for processing rights, net	76,966	72,651

Total	$236,305	184,828

Weighted Average Useful Life

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2014 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	14.5
Conversion costs	12.3

Total	13.4

Estimated Future Amortization Expense

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2014 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2015	$30,060	16,897
2016	28,598	13,797
2017	26,210	11,691
2018	23,687	10,229
2019	20,715	8,322

Computer Software, Intangible Asset
Components of Intangible Assets

Computer software as of December 31, 2014 and 2013 is summarized as follows:

(in thousands)	2014	2013
Licensed computer software	$435,701	393,947
Software development costs	376,026	337,993
Acquisition technology intangibles	167,687	168,336

Total computer software	979,414	900,276

Less accumulated amortization:
Licensed computer software	243,866	207,496
Software development costs	275,512	254,046
Acquisition technology intangibles	93,888	74,854

Total accumulated amortization	613,266	536,396

Computer software, net	$366,148	363,880

Weighted Average Useful Life

The weighted average useful life for each component of computer software, and in total, as of December 31, 2014, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.2
Software development costs	5.8
Acquisition technology intangibles	6.8

Total	5.7

Estimated Future Amortization Expense

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2014 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2015	$41,956	25,334	16,670
2016	31,960	18,919	15,202
2017	21,326	13,770	13,718
2018	11,017	7,689	11,243
2019	6,097	1,568	11,243

Other intangible assets
Components of Intangible Assets

Significant components of other intangible assets as of December 31, 2014 and 2013 are summarized as follows:

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(60,079)	$258,521
Customer relationships	167,140	(87,201)	79,939
Trade name	46,480	(15,680)	30,800
Database	28,000	(8,400)	19,600
Covenants-not-to-compete	14,940	(5,551)	9,389
Trade association	10,000	(4,750)	5,250
Favorable lease	875	(267)	608

Total	$586,035	(181,928)	$404,107

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(20,261)	$298,339
Customer relationships	167,871	(69,114)	98,757
Trade name	46,561	(6,527)	40,034
Database	28,000	(2,800)	25,200
Covenants-not-to-compete	14,940	(2,887)	12,053
Trade association	10,000	(3,750)	6,250
Favorable lease	875	(89)	786

Total	$586,847	(105,428)	$481,419

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2014 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	8.0
Customer relationships	8.2
Trade name	4.9
Database	5.0
Covenants-not-to-compete	5.3
Trade association	10.0
Favorable Lease	4.9

Total	7.6

Estimated Future Amortization Expense	Estimated future amortization expense of other intangible assets as of December 31, 2014 for the next five years is:

(in thousands)
2015	$75,770
2016	75,213
2017	74,823
2018	60,166
2019	47,870